UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, Nebraska             68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

7/31

Date of reporting period:1/31/11

Item 1.  Reports to Stockholders.

  Semi-Annual Report

  January 31, 2011

1-877-464-3111

www.thebetafund.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

Dear Shareholders,

For the six month period ending January 31, 2011, we are pleased with the performance of the GMG Defensive Beta Fund. As a whole, we believe that our overall diversified investment strategy, with a greater tilt toward large capitalization equities, has performed as expected. As we look ahead into the remainder of calendar year 2011, we expect continued volatility, in particular in the second half of the year. We expect commodities and bonds to come under some selling pressure, which may prove to be frustrating to investors who are expecting returns similar to those achieved in 2010. On the stock side, we continue to favor U.S. multinational companies that are successfully growing their businesses internationally and pay a solid dividend. Despite a difficult economic environment, these companies have returned to record profits - not just as a result of taking advantage of growing international opportunities, but also in large part because they have done a great job cutting costs by maximizing resource deployment. As a result of this good fortune, several large multi nationals raised their dividends over the past few months. We anticipate this trend will continue due to several factors:

1 - The tax deal between the White House and Congress, along with the continued effects of QE 2, are likely to cause some accelerated GDP growth in the US (we expect to revise our views from the current 2% to 2.5% GDP growth in 2011 to 2.75% to 3% range). This is encouraging to business, and many companies might therefore begin to increase dividends, as they are growing less and less concerned about the economic recovery.

2 - There is growing political and investor pressure on companies to "stop hoarding cash.” Boards of Directors are likely to loosen their grip on cash and start rewarding patient investors (and their own share-laden benefit and compensation packages) by increasing dividends.

3 - If we are proven correct on the first 2 points, and US companies continue to be reluctant to hire, we can assume that we will experience share buybacks, dividend hikes and certain strategic acquisitions, as they will be the only reasonable ways companies will be able reward their shareholders. Historically, stock prices of companies that have bought back shares or raised their dividends have risen, adding optimism to our 2011 market outlook. However, given some of the substantial share price gains over the past 18 months, we are becoming more cautious and are beginning to invest in sectors and companies that have underperformed in the past year. The Investment Committee continues to be very aware of portfolio risk, and is intent on continuing to actively manage that risk and volatility.

On the Global front, we believe that efforts by the Chinese government and the People’s Bank of China to slow its economy to the 8% range are likely to be successful. In our view, this slow down, along with persistent concerns about European debt problems (Ireland, Greece, Portugal and Spain) will add to market volatility. However, stronger than expected growth in the US, along with strong growth in India and Latin America will offset these concerns and will ultimately help drive equity markets higher. Moreover, despite concerns over additional stimulus in the form of Government spending (QE 2), and the surge in agricultural commodity prices, we do not believe inflation will begin to appear in the United States until well into 2012. It is our view, that as long as unemployment remains high (above 8%), and the world economy remains under pressure, there is little chance of a meaningful jump in core inflation. Simply put, other than food and energy inflation, the U.S. is likely to remain in a disinflationary or perhaps low-inflation environment.

This will continue to require a more agile approach to investment selection coupled with a disciplined approach to managing portfolio volatility and risk. In our view, the GMG Defensive Beta Fund is well positioned to take advantage of these trends.

Sincerely,

Oliver Pursche

Managing Partner, Montebello Partners, LLC

0455-NLD-3/3/2011

Montebello Partners, LLC, A Registered Investment Advisory Firm	75 Montebello Road	800-433-0323	f: 845-368-4479
	Suffern, NY 10901	845-368-2900	thebetafund.com

GMG Defensive Beta Fund

PORTFOLIO REVIEW

January 31, 2011 (Unaudited)

The Fund’s performance figures* for the period ending January 31, 2011, compared to its benchmarks:

	Six Months	One Year	Inception** – July 31, 2010
GMG Defensive Beta Fund	14.39%	11.97%	7.85%
S&P 500 Total Return	17.93%	22.19	21.97%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.   Performance figures for periods greater than 1 year are annualized. For performance information current to the most recent month-end, please call 1-877-464-3111.

** Inception date is September 1, 2009.

The Fund’s Top Sectors/Asset Classes are as follows:

Sectors/Asset Classes	% of Net Assets
Exchange Traded Funds – Commodity	17.0%
Exchange Traded Funds – Equity	13.4%
Computers	6.6%
Pharmaceuticals	6.3%
Telecommunications	5.6%
Retail	5.5%
Exchange Traded Funds – Debt	4.8%
Oil & Gas	4.3%
Software	3.8%
Machinery-Construction & Mining	3.6%
Other, Cash & Cash Equivalents	29.1%
100.00%

GMG DEFENSIVE BETA FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS
January 31, 2011 (Unaudited)
	Shares		Value
		COMMON STOCK - 57.7%
		AEROSPACE/DEFENSE - 3.2%
	4,000	Boeing Co. (The )	$ 277,920
	3,850	United Technologies Corp.	313,005
			590,925
		BANKS - 2.4%
	40,000	Citigroup, Inc. *	192,800
	1,500	Goldman Sachs Group, Inc. (The)	245,430
			438,230
		BEVERAGES - 2.6%
	4,500	Molson Coors Brewing Co.	210,915
	4,200	PepsiCo, Inc. (NC)	270,102
			481,017
		CHEMICALS - 0.8%
	2,000	Monsanto Co.	146,760

		COMMERCIAL SERVICES - 1.5%
	4,000	Visa, Inc. - Cl. A	279,400

		COMPUTERS - 6.6%
	1,000	Apple, Inc. *	339,320
	14,600	EMC Corp. (MA) *	363,394
	3,050	International Business Machines Corp.	494,100
			1,196,814
		COSMETICS/PERSONAL CARE - 1.6%
	4,500	Procter & Gamble Co. (The)	284,085

		FOREST PRODUCTS - 1.9%
	12,000	International Paper Co.	346,560

		HOUSEHOLD PRODUCTS/WARES - 1.4%
	5,500	Tupperware Brands Corp.	251,625

		INTERNET - 2.5%
	3,000	Akamai Technologies, Inc. *	144,960
	500	Google, Inc. - Cl. A *	300,180
			445,140

See accompanying notes to financial statements.

GMG DEFENSIVE BETA FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2011 (Unaudited)
	Shares		Value
		IRON/STEEL - 2.0%
	4,200	Cliffs Natural Resources, Inc.	$ 358,932

		MACHINERY-CONSTRUCTION & MINING - 3.6%
	4,350	Caterpillar, Inc.	421,993
	2,500	Deere & Co.	227,250
			649,243
		OIL & GAS - 4.3%
	3,375	Apache Corp.	402,840
	4,800	Exxon Mobil Corp.	387,264
			790,104
		PHARMACEUTICALS - 6.3%
	6,000	Abbott Laboratories	270,960
	6,000	Express Scripts, Inc. *	337,980
	5,000	Novartis AG	279,300
	4,600	Teva Pharmaceutical Industries, Ltd.	251,390
			1,139,630
		RETAIL - 5.5%
	7,000	CVS Caremark Corp.	239,400
	5,000	Dollar Tree, Inc. *	252,900
	3,750	McDonald's Corp.	276,263
	5,000	Yum! Brands, Inc.	233,800
			1,002,363
		SOFTWARE - 3.8%
	7,500	Adobe Systems, Inc. *	247,875
	3,000	Citrix Systems, Inc. *	189,540
	3,000	Vmware, Inc. *	256,560
			693,975
		TELECOMMUNICATIONS - 5.6%
	15,000	Cisco Systems, Inc. *	317,250
	6,000	Crown Castle International Corp. *	253,020
	2,500	Hughes Communications, Inc. *	152,550
	8,500	Verizon Communications, Inc.	302,770
			1,025,590

		TRANSPORTATION - 2.1%
	5,500	CSX Corp.	388,300

		TOTAL COMMON STOCK
		(Cost $9,395,808)	10,508,693

See accompanying notes to financial statements.

GMG DEFENSIVE BETA FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2011 (Unaudited)
	Shares		Value
		EXCHANGE TRADED FUNDS AND NOTES - 37.0%
		ASSET ALLOCATION - 1.8%
	15,000	WisdomTree Dreyfus Emerging Currency Fund *	$ 333,300

		COMMODITY - 17.0%
	5,000	ETFS Palladium Trust *	404,850
	1,600	ETFS Platinum Trust *	284,688
	57,500	ETFS Wheat *	158,355
	7,300	iPath Dow Jones-UBS Livestock Subindex Total Return ETN *	234,184
	7,000	iShares Silver Trust *	191,800
	21,000	PowerShares DB Agriculture Fund *	720,090
	18,000	PowerShares DB Base Metals Fund *	441,000
	17,300	PowerShares DB Energy Fund *	489,244
	30,000	United States Natural Gas Fund LP *	179,700
			3,103,911
		DEBT - 4.8%
	6,000	iShares Barclays 1-3 Year Credit Bond Fund	629,100
	6,000	ProShares UltraShort 20+ Year Treasury *	234,300
			863,400
		EQUITY - 13.4%
	3,000	iPath MSCI India Index ETN *	198,360
	4,000	iShares FTSE/Xinhua China 25 Index Fund	170,200
	5,000	iShares MSCI Brazil Index Fund	366,000
	3,500	iShares MSCI Brazil Small Cap Index Fund	99,225
	4,500	iShares MSCI EAFE Index Fund	267,480
	3,500	iShares Russell 2000 Index Fund	272,825
	7,000	Market Vectors - Coal ETF	326,620
	6,000	Market Vectors - Russia ETF	234,540
	2,000	SPDR S&P 500 ETF Trust	257,340
	4,800	WisdomTree Emerging Markets SmallCap Dividend Fund	249,168
			2,441,758
		TOTAL EXCHANGE TRADED FUNDS AND NOTES
		(Cost $6,012,718)	6,742,369

See accompanying notes to financial statements.

GMG DEFENSIVE BETA FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2011 (Unaudited)
	Contracts***		Value
		PURCHASED OPTIONS - 0.2%
	10	Apple, Inc., February 2011, Put @ $320.00	$ 1,720
	500	Citigroup, Inc., January 2012, Call @ $12.50	28,000
		TOTAL PURCHASED OPTIONS
		(Cost $45,076)	29,720

	Shares
		SHORT-TERM INVESTMENTS - 3.9%
	714,388	HighMark Diversified Money Market Fund, to yield 0.05%**
		(Cost $714,388)	714,388

		TOTAL INVESTMENTS - 98.8% (Cost $16,167,990) (a)	$ 17,995,170
		OTHER ASSETS & LIABILITIES - 1.2%	224,453
		TOTAL NET ASSETS - 100.0%	$ 18,219,623

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs
	from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:	$ 2,081,994
		Unrealized Depreciation:	(254,814)
		Net Unrealized Appreciation:	$ 1,827,180
*	Non-Income producing security.
**	Money market fund; interest rate reflects seven-day effective yield on January 31, 2011.
***	Each option contract allows the holder of the option to purchase 100 shares of the underlying security.

See accompanying notes to financial statements.

GMG DEFENSIVE BETA FUND
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
January 31, 2011 (Unaudited)

ASSETS
Investment securities:
At cost	$ 16,167,990
At value	$ 17,995,170
Cash	301,250
Receivable for Fund shares sold	33,690
Dividends and interest receivable	14,717
Prepaid expenses and other assets	14,756
TOTAL ASSETS	18,359,583

LIABILITIES
Payable for investments purchased	75,988
Fund shares repurchased	36,462
Fees payable to other affiliates	5,405
Investment advisory fees payable	4,337
Distribution (12b-1) fees payable	3,800
Accrued expenses and other liabilities	13,968
TOTAL LIABILITIES	139,960
NET ASSETS	$ 18,219,623

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 16,426,063
Accumulated net investment loss	(54,777)
Accumulated net realized gain from security transactions and options transactions	21,157
Net unrealized appreciation of investments	1,827,180
NET ASSETS	$ 18,219,623

Shares of beneficial interest outstanding	1,637,607

Net asset value (Net assets ÷ Shares outstanding) and
redemption price per share (a)	$ 11.13

(a) Redemptions made within 15 days of purchase may be assessed a redemption fee of 2.00%.

See accompanying notes to financial statements.

GMG DEFENSIVE BETA FUND
CONSOLIDATED STATEMENT OF OPERATIONS
For the Six Months Ended January 31, 2011 (Unaudited)

INVESTMENT INCOME
Interest	$ 515
Dividends (net of foreign withholding tax of $474)	98,744
TOTAL INVESTMENT INCOME	99,259

EXPENSES
Investment advisory fees	101,339
Administrative services fees	23,730
Professional fees	22,736
Distribution (12b-1) fees	20,268
Registration fees	17,644
Accounting services fees	13,610
Transfer agent fees	11,596
Printing and postage expenses	5,042
Compliance officer fees	5,005
Trustees' fees and expenses	3,781
Custodian fees	2,521
Insurance expense	2,521
Other expenses	1,512
TOTAL EXPENSES	231,305

Less: Fees waived by the Advisor	(77,269)

NET EXPENSES	154,036
NET INVESTMENT LOSS	(54,777)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain from security transactions	183,343
Net realized loss from purchased options	(109,309)
Net realized gain from options written	15,262
Distributions of long-term capital gains from underlying investment companies	3,490
Net change in unrealized appreciation (depreciation) of investments	2,107,539
Net change in unrealized appreciation (depreciation) on options written	4,153
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	2,204,478

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 2,149,701

See accompanying notes to financial statements.

GMG DEFENSIVE BETA FUND
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Six Months
	Ended	For the
	January 31,	Period Ended
	2011	July 31,
	(Unaudited)	2010 (a)
FROM OPERATIONS
Net investment loss	$ (54,777)	$ (99,543)
Net realized gain (loss) from security transactions
and options transactions	89,296	(59,789)
Distributions of long-term capital gains from
underlying investment companies	3,490	2,123
Net change in unrealized appreciation (depreciation) of investments
and options written	2,111,692	(284,512)
Net increase (decrease) in net assets resulting from operations	2,149,701	(441,721)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	3,376,336	16,719,509
Net asset value of shares issued in
reinvestment of distributions to shareholders	-	-
Redemption fee proceeds	522	130
Payments for shares redeemed	(1,896,270)	(1,688,584)
Net increase in net assets from shares of beneficial interest	1,480,588	15,031,055

TOTAL INCREASE IN NET ASSETS	3,630,289	14,589,334

NET ASSETS
Beginning of Period	14,589,334	-
End of Period*	$ 18,219,623	$ 14,589,334
* Includes accumulated net investment loss of:	$ (54,777)	$ -

SHARE ACTIVITY
Shares Sold	318,293	1,670,741
Shares Redeemed	(179,638)	(171,789)
Net increase in shares of beneficial interest outstanding	138,655	1,498,952

(a) The GMG Defensive Beta Fund commenced operations on September 1, 2009.

See accompanying notes to financial statements.

GMG DEFENSIVE BETA FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months
	Ended		Period
	January 31,		Ended
	2011		July 31,
	(Unaudited)		2010 (1)
Net asset value,
beginning of period	$ 9.73		$ 10.00

Activity from investment operations:
Net investment loss	(0.03)		(0.07)
Net realized and unrealized
gain (loss) on investments	1.43		(0.20)
Total from investment operations	1.40		(0.27)

Paid-in-Capital from
Redemption Fees	0.00	(8)	0.00	(8)

Net asset value, end of period	$ 11.13		$ 9.73

Total return (2)(5)	14.39%		(2.70)%

Net assets, end of period (000s)	$ 18,220		$ 14,589

Ratio of gross expenses to average
net assets (3)(4)(6)	2.85%		3.30%
Ratio of net expenses to average
net assets (4)(6)	1.90%		1.99%
Ratio of net investment loss
to average net assets (4)(7)	(0.67)%		(0.90)%

Portfolio Turnover Rate (5)	29%		46%

(1) The GMG Defensive Beta Fund commenced operations on September 1, 2009.
(2)	Total returns shown exclude the effect of applicable sales charges and redemption fees.
(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(4) Annualized.
(5) Not annualized.
(6)	Does not include the expenses of other investment companies in which the Fund invests.
(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(8) Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

GMG Defensive Beta Fund

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS

January 31, 2011 (Unaudited)

1.

ORGANIZATION

The GMG Defensive Beta Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Fund seeks to provide long-term capital appreciation.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options contracts listed on securities exchange or board of trade  for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date.   Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

In unusual circumstances, instead of valuing securities in the usual manner, securities may be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.    The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

GMG Defensive Beta Fund

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2011 (Unaudited)

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of January 31, 2011 for the Fund’s assets and liabilities measured at fair value:

GMG Defensive Beta Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 10,508,693	$ -	$ -	$ 10,508,693
Exchange Traded Funds and Notes	6,742,369	-	-	6,742,369
Purchased Options	29,720	-	-	29,720
Money Market Funds	714,388	-	-	714,388
Total	$ 17,995,170	$ -	$ -	$ 17,995,170

There were no significant transfers in to and out of Level 1 and 2 during the current period presented.

The Fund did not hold any Level 3 securities during the

period.

GMG Defensive Beta Fund

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2011 (Unaudited)

Consolidation of Subsidiaries – GMG Fund Limited SPC (GMG-SPC) – The Consolidated Portfolio of Investments, Consolidated Statement of Asset and Liabilities, Consolidated Statement of Operations and Consolidated Statement of Changes in Net Assets and the Consolidated Financial Highlights of the Fund includes the accounts of GMG-SPC, a wholly-owned and controlled subsidiary.   All inter-company accounts and transactions have been eliminated in consolidation.

The Fund may invest up to 25% of its total assets in the segregated portfolio company (“SPC”) which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.

A summary of the Fund’s investments in the SPC is as follows:

	Inception Date of SPC	SPC Net Assets at January 31, 2011	% Of Fund Net Assets at January 31, 2011
GMG-SPC	1/7/2010	$ 3,655,853	20.07%

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually in December. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.   Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders.  Therefore, no provision for Federal income tax is required.  The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (none), or expected to be taken in the Fund’s 2010 tax returns. The Fund identified its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

GMG Defensive Beta Fund

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2011 (Unaudited)

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Options Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk.

The Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio.

When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.   With purchased options, there is minimal counterparty credit risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

GMG Defensive Beta Fund

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2011 (Unaudited)

For the six months ended January 31, 2011, the Fund had a loss of $109,309 on purchased options and this loss is included in the line item marked “Net realized loss from purchased options” on the Statement of Operations in this shareholder report.   The net change in unrealized appreciation (depreciation) on purchased options was $42,363 as of the period end and is included in the line marked “Net change in unrealized appreciation (depreciation) of investments” on the Statement of Operations.

For the six months ended July 31, 2010, the Fund had a gain of $15,262 on options written and this gain is included in the line item marked “Net realized gain from options written” on the Statement of Operations in this shareholder report.   The net change in unrealized appreciation (depreciation) on options written was $4,153 as of the period end and is included in the line marked “Net change in unrealized appreciation (depreciation) on options written” on the Statement of Operations.

The number of option contracts written and the premiums received by the Fund during the six months ended January 31, 2011, were as follows:

	Number of Contracts	Premiums Received
Options outstanding, beginning of period	245	$ 25,522
Options written	640	68,912
Options exercised	(340)	(34,310)
Options expired	(245)	(25,522)
Options closed	(300)	(34,602)
Options outstanding, end of period	-	$ -

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3. INVESTMENT TRANSACTIONS

For the six months ended January 31, 2011, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $5,226,253 and $4,377,246 respectively.

4. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund. Montebello Partners, LLC serves as the Fund’s Investment Advisor (the “Advisor”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers

GMG Defensive Beta Fund

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2011 (Unaudited)

of GFS, and are not paid any fees directly by the Fund for serving in such capacities. Pursuant to an Advisory Agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.25% of the Fund’s average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until November 30, 2011, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Fund’s business) do not exceed 1.74% per annum of the Fund’s average daily net assets.   Prior to December 1, 2010 the Advisor had agreed to reimburse the Fund for other expenses to the extent necessary so the expenses did not exceed 1.99%. For the six months ended January 31, 2011, the Advisor waived fees in the amount of $77,269.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund's Operating Expenses are subsequently less than 1.74% of average daily net assets, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to 1.74% of average daily net. If Fund Operating Expenses subsequently exceed 1.74% per annum of the average daily net assets, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

As of January 31, 2011, the Advisor has $145,704 of waived/reimbursed expenses that may be recovered no later than July 31, 2013.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of the Fund’s average daily net assets. The Fund will pay Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor.  The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.

During the six months ended January 31, 2011, Gary Goldberg & Co., a registered broker/dealer and an affiliate of the Fund executed trades on behalf of the Fund. These trades were cleared through National Financial Services and Gary Goldberg & Co. received $1,127 in trade commissions.

GMG Defensive Beta Fund

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2011 (Unaudited)

The Fund pays its pro rata share of a total fee of $12,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. The Fund pays the chairperson of the audit committee its pro rata share of an additional $2,500 per quarter.   The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting and transfer agency services to the Fund as follows:

Administration.  The Fund pays GFS an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund is subject to a minimum annual fee. The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly as follows:

The greater of:

A minimum annual fee of $40,000 per annum or

-

10 basis points or 0.10% per annum on the first $100 million in net assets

-

8 basis points or 0.08% per annum on the next $150 million in net assets

-

6 basis points or 0.06% per annum on net assets greater than $250 million

Fund Accounting.  Total charges for Fund Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of the Fund for the previous month. The Fund pays GFS a base annual fee of $27,000 plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

-

2 basis points or 0.02% on net assets of $25 million to $100 million

-

1 basis point or 0.01% on net assets greater than $100 million

Transfer Agency.  For the services rendered by GFS in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The fees are billed monthly as follows:

-

The greater of the annual minimum or per account charges.   The annual minimum is $18,000 and the per account charge is $16.00 for open accounts and $2.00 for closed accounts.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services, LLC  (“NLCS”)

NLCS, an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Fund an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the six months ended January 31, 2011, the Fund incurred expenses of $5,005 for compliance services pursuant to the Trust’s Agreement with NLCS.    Such fees would be included in the line item marked “Compliance Officer Fees” on the Statement of Operations in this shareholder report.

GMG Defensive Beta Fund

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2011 (Unaudited)

GemCom, LLC (“GemCom”)

GemCom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.   For the six months ended January 31, 2011, GemCom collected amounts totaling $8,006 for EDGAR and printing services performed. A portion of the amount paid by the Fund during the six months ended January 31, 2011 was accrued for in a prior year.  Such fees would be included in the line item marked “Printing and Postage Expenses” on the Consolidated Statement of Operations in this shareholder report.

5.  TAX COMPONENTS OF CAPITAL

As of July 31, 2010, the components of accumulated earnings/(deficit) on a tax basis were as follows:

The difference between book basis and tax basis unrealized depreciation and accumulated net realized loss from security transactions and options transactions are primarily attributable to the tax deferral of losses on straddles.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Fund incurred and elected to defer $61,443 of such capital losses.

Permanent book and tax differences primarily attributable to net operating losses and adjustments resulting from the Fund’s investment in a controlled foreign corporation, resulted in reclassification for the Fund for the period ended July 31, 2010 was follows: a decrease in paid in capital of $85,580; a decrease in accumulated net investment loss of $99,543; and an increase in accumulated net realized loss from security transactions and options transactions of $13,963.

6.  NEW ACCOUNTING PRONOUNCEMENT

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.”  ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements.  Effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years entities will need to disclose information about purchases, sales issuances and settlements of Level 3 securities on a gross basis rather than as a net number as currently required.  Management is currently evaluating the impact ASU No. 2010-06 will have on the Fund’s financial statement disclosures.

GMG Defensive Beta Fund

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2011 (Unaudited)

7.  SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.   For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

GMG Defensive Beta Fund

EXPENSE EXAMPLES

January 31, 2011 (Unaudited)

As a shareholder of the GMG Defensive Beta Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the GMG Defensive Beta Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2010 through January 31, 2011.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the GMG Defensive Beta Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

GMG Defensive Beta Fund	Beginning Account Value 8/1/10	Ending Account Value 1/31/11	Expenses Paid During Period 8/1/10 – 1/31/11	Expense Ratio During Period ** 8/1/10 – 1/31/11
Actual	$1,000.00	$1,143.90	$10.27*	1.90%

	Beginning Account Value 8/1/10	Ending Account Value 1/31/11	Expenses Paid During Period 8/1/10 – 1/31/11	Expense Ratio During Period ** 8/1/10 – 1/31/11
Hypothetical (5% return before expenses)	$1,000.00	$1,015.63	$9.65*	1.90%

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

**Annualized

GMG Defensive Beta Fund

SUPPLEMENTAL INFORMATION

January 31, 2011 (Unaudited)

                                    Independent Trustees

Name, Address and Age	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
L. Merill Bryan Age: 66	Trustee Since 2005	Retired. Formerly, Senior Vice President and Chief Information Officer of Union Pacific Corporation (a railroad company) (1966-2005).	76	AdvisorOne Funds (10 portfolios); Ladenburg Thalmann Alternative Strategies Fund
Anthony J. Hertl Age: 60	Trustee Since 2005	Consultant to small and emerging businesses (since 2000).	76

AdvisorOne Funds (10 portfolios); Ladenburg Thalmann Alternative Strategies Fund; Satuit Capital Management Trust; The Z-Seven Fund, Inc. (2007 – May, 2010), Greenwich Advisors Trust and Global Real Estate Fund

Gary W. Lanzen Age: 57	Trustee Since 2005	Chief Investment Officer (since 2006); President, Orizon Investment Counsel, LLC (2000-2006); Partner, Orizon Group, Inc. (a financial services company) (2002-2006).	76	AdvisorOne Funds (10 portfolios); Ladenburg Thalmann Alternative Strategies Fund
Mark H. Taylor Age: 47	Trustee Since 2007	Professor, Department of Accountancy, Weatherhead School of Management, Case Western Reserve University (since 2009); John P. Begley Endowed Chair in Accounting, Creighton University (2002 – 2009); Member Auditing Standards Board, AICPA (since 2008).	76	Ladenburg Thalmann Alternative Strategies Fund; Lifetime Achievement Mutual Fund (LFTAX) (Director and Audit Committee Chairman)

GMG Defensive Beta Fund

SUPPLEMENTAL INFORMATION (Continued)

January 31, 2011 (Unaudited)

                                    Interested Trustees and Officers

Name, Address and Age	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex ** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Michael Miola*** Age: 58	Trustee Since 2005	Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Gemini Fund Services, LLC; Orion Advisor Services, LLC, CLS Investments, LLC, Gemcom, LLC and Northern Lights Compliance Services, LLC (since 2003).	76	AdvisorOne Funds (10 portfolios); Ladenburg Thalmann Alternative Strategies Fund ; Constellation Trust Co.
Andrew Rogers 450 Wireless Blvd. Hauppauge, NY 11788 Age: 41	President Since 2006

President and Manager, Gemini Fund Services, LLC (since 2006), formerly Senior Vice President and Director of Administration (2001 - 2005); Formerly Manager, Northern Lights Compliance Services, LLC (2006 – 2008); Manager (since 2006) and President (since 2004), GemCom LLC.

			N/A	N/A
Kevin E. Wolf 450 Wireless Blvd. Hauppauge, NY 11788 Age: 41	Treasurer Since 2006

Director of Fund Administration, Gemini Fund Services, LLC (since 2006); Vice President, Fund Administration, Gemini Fund Services, LLC (2004 - 2006); Vice-President, GemCom, LLC (since 2004); Senior Fund Administrator, Gemini Fund Services, LLC (2001-2004).

			N/A	N/A
James P. Ash 450 Wireless Blvd. Hauppauge, NY 11788 Age: 34	Secretary Since 2011	Director of Legal Administration, Gemini Fund Services, LLC (since 2009); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2006 - 2008).	N/A	N/A

GMG Defensive Beta Fund

SUPPLEMENTAL INFORMATION (Continued)

January 31, 2011 (Unaudited)

Lynn Bowley Age: 52	Chief Compliance Officer Since 2007	Compliance Officer of Northern Lights Compliance Services, LLC (since 2007); Vice President of Investment Support Services for Mutual of Omaha Companies (2002 – 2006).	N/A	N/A
James Colantino 450 Wireless Blvd. Hauppauge, NY 11788 Age: 41	Assistant Treasurer Since 2006	Vice President (2004 - Present); Senior Fund Administrator (1999-2004), Gemini Fund Services, LLC.	N/A	N/A
Erik Naviloff 450 Wireless Blvd. Hauppauge, NY 11788 Age: 42	Assistant Treasurer Since 2009	Assistant Vice President, Gemini Fund Services, LLC, since 2007; Senior Accounting Manager, Fixed Income, Dreyfus Corporation, 2002 to 2007.	N/A	N/A
Richard Gleason 450 Wireless Blvd. Hauppauge, NY 11788 Age: 33	Assistant Treasurer Since 2010	Manager of Fund Administration, Gemini Fund Services, LLC (since 2008); Senior Fund Administrator, Gemini Fund Services, LLC (2005-2008).	N/A	N/A
Dawn Borelli 450 Wireless Blvd. Hauppauge, NY 11788 Age: 38	Assistant Treasurer Since 2010	Assistant Vice President, Fund Administration, Gemini Fund Services, LLC (since 2010), Assistant Vice President, Global Fund Administration, Legg Mason & Co. LLC (2003 – 2010).	N/A	N/A

* The term of office for each Trustee and officer listed above will continue indefinitely.

** The term “Fund Complex” refers to the Northern Lights Fund Trust and the Northern Lights Variable Trust.

*** Michael Miola is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent) and Northern Lights Distributors, LLC (the Funds’ Distributor).

NOTICE OF PRIVACY POLICY & PRACTICES

Your privacy is important to us.  The Fund is committed to maintaining the confidentiality, integrity, and security of your personal information.  When you provide personal information, the Fund believes that you should be aware of policies to protect the confidentiality of that information.

The Fund collects the following nonpublic personal information about you:

•

Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income, and date of birth; and

•

Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

The Fund does not disclose any nonpublic personal information about our current or former shareholders to affiliated or nonaffiliated third parties, except as permitted by law.  For example, the Fund is permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions.  Furthermore, the Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Fund maintains physical, electronic, and procedural safeguards that comply with applicable federal and state standards to guard your nonpublic personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with affiliated or non-affiliated third parties.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-464-3111 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-464-3111.

INVESTMENT ADVISOR

Montebello Partners, LLC

75 Montebello Road

Suffern, NY 10901

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

4/7/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

4/7/11

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

4/7/11